LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of limited partners equity [Abstract]
Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2020	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	65	50	40
	70	55	45
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	250	268	255
BEPC exchangeable shares held by
Brookfield	42	—	—
External shareholders	74	—	—
Total BEPC exchangeable shares	116	—	—
	$436	$323	$300
The composition of the distributions are presented in the following table:

(MILLIONS)	2020	2019
Brookfield	$98	$116
External LP unitholders	251	254
	$349	$370